BALANCE SHEETS - PELICAN ACQUISITION CORPORATION - USD ($)		Jan. 31, 2026	Jan. 31, 2025
Current Assets
Cash		$ 77	$ 59,073
Prepaid expenses		165,048
Total Current Assets		165,125	59,073
Deferred offering costs			149,313
Prepaid expenses		13,049
Investments held in Trust Account		88,594,774
Total Assets		88,772,948	208,386
Current Liabilities
Accrued expenses		317,146	18,539
Accrued offering costs		278	3,063
Due to related party – administrative fee		65,806
Due to related party		10,200	(0)
Due to target company (Greenland)		100,000
Due to Pelican Holdco		89,740
Promissory note – related party			200,000
Total current liabilities		583,170	221,602
Total Liabilities		583,170	221,602
Ordinary shares subject to possible redemption, 8,625,000 shares and 0 shares at redemption value of $10.27 and $0 per share as of January 31, 2026 and 2025, respectively		88,594,774
Stockholder’s deficit
Common stock, $0.01 par value; 500,000,000 shares authorized; none issued or outstanding as of December 31, 2025	[1]	337	307
Additional paid-in capital			29,041
Accumulated deficit		(405,333)	(42,564)
Total Stockholder’s deficit		(404,996)	(13,216)
Total liabilities and Stockholder’s deficit		$ 88,772,948	$ 208,386

[1]	Includes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).